INCOME TAXES - Schedule of Income tax payable (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Current tax payable	$ 19	$ 23
Total income tax payable	$ 19	$ 23	[1]

[1]	*Prior period comparatives have been reclassified to conform with the current period presentation